Produced Content, Net - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Produced Content Net
Disclosure Of Produced Content Net [Line Items]
Amortization expenses for Produced Content			¥ 2,977	¥ 2,266
Cost of Revenue
Disclosure Of Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	¥ 3,024	$ 463
Amortization expense for produced content predominantly monetized on its own	¥ 1,095	$ 168